4. ACCOUNTS RECEIVABLE (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Allowance for Doubtful Accounts Beginning Balance	$ 950,000	$ 523,000
Allowance for Doubtful Accounts Charged to Costs and Expenses	262,000	427,000
Allowance for Doubtful Accounts Deductions From Reserves	507,000
Allowance for Doubtful Accounts Ending Balance	$ 705,000	$ 950,000